Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at beginning of the year	$ 1,596	$ 1,410	$ 2,174
Decreases for positions related to prior years	0	(189)	(930)
Increases for positions related to the current year	0	375	166
Balance of unrecognized tax benefits as at end of the year	$ 1,596	$ 1,596	$ 1,410